Commitments and Contingencies - Schedule of future minimum lease payments for operating leases under agreements (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Year ending December 31, 2025	$ 437,000
Year ending December 31, 2026	874,000
Operating lease liabilities	$ 1,311,000
Employment And Consulting Agreement [Member]
Lessee, Lease, Description [Line Items]
Year ending December 31, 2025		$ 949,000
Year ending December 31, 2026		874,000
Operating lease liabilities		$ 1,823,000